Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summarizes Change in Capitalized Dry-Docking Activity
The following table summarizes the change in the Company’s capitalized dry-docking costs, from January 1, 2019 to December 31, 2021:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Balance at the beginning of the year	67,527	71,807	56,019
Cost incurred for dry docking	23,042	28,546	45,371
Dry-dock amortization	(27,123)	(27,851)	(26,682)
Write-down / sale of vessels	(532)	(4,975)	(2,901)
Balance at the end of the year	62,914	67,527	71,807